Note 10 - Derivatives - Change in Fair Value of Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative liability balance	$ 1,376	$ 13,833
Gain recognized to revalue derivative instrument at fair value	(1,376)	(12,457)
Derivative liability balance	$ 0	$ 1,376